EARNING PER SHARE (‘EPS’) (Details) - COP ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of earnings per share [Abstract]
Income from continuing operations before attribution of non-controlling interests	$ 2,754,173	$ 2,791,450	$ 2,586,385
Less: Non-controlling interests from continuing operations	139,173	89,619	90,008
Net income from continuing operations	2,615,000	2,701,831	2,496,377
Income from operations and disposals of discontinued operations, net of taxes	0	163,497	22,513
Less: Non-controlling interests from discontinuing operations	0	0	0
Net income attributable to the controlling interest	2,615,000	2,865,328	2,518,890
Less: Preferred dividends declared	370,983	342,825	316,548
Less: Allocation of undistributed earnings to preferred stockholders	827,126	972,955	836,383
Continuing operations	827,126	896,100	825,800
Discontinued operations	0	76,855	10,583
Net income allocated to common shareholders for basic and diluted EPS	$ 1,416,891	$ 1,549,548	$ 1,365,959
Weighted average number of common shares outstanding used in basic EPS calculation (in millions)	510	510	510
Basic and Diluted earnings per share to common shareholders	$ 2,780	$ 3,040	$ 2,680
From continuing operations	2,780	2,870	2,656
From discontinuing operations	$ 0	$ 170	$ 24